Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 16.4%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	334,000	$ 16,347,096
DeltaShares® S&P International Managed Risk ETF (A)	1,346,681	59,725,302
Vanguard FTSE Developed Markets ETF	6,332,221	258,987,839
Vanguard FTSE Emerging Markets ETF	1,676,754	72,502,843

		407,563,080

U.S. Equity Funds - 37.5%
DeltaShares® S&P 400 Managed Risk ETF (A)	674,838	32,189,570
DeltaShares® S&P 500 Managed Risk ETF (A)	2,215,608	132,130,220
DeltaShares® S&P 600 Managed Risk ETF (A)	231,763	10,893,858
iShares Core S&P Total US Stock Market ETF (B)	2,454,073	185,257,971
Schwab U.S. Broad Market ETF	1,527,394	121,641,658
Vanguard Total Stock Market ETF (B)	2,649,426	451,223,742

		933,337,019

U.S. Fixed Income Funds - 45.5%
iShares Core U.S. Aggregate Bond ETF	1,951,205	230,359,262
iShares Short Treasury Bond ETF (B)	6,068,584	671,792,249
Vanguard Total Bond Market ETF	2,625,978	231,663,779

		1,133,815,290

Total Exchange-Traded Funds (Cost $2,462,864,210)		2,474,715,389

	Shares	Value
OTHER INVESTMENT COMPANY - 13.5%
Securities Lending Collateral - 13.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (C)	335,535,335	$ 335,535,335

Total Other Investment Company (Cost $335,535,335)		335,535,335

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2020, to be repurchased at $13,531,008 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $13,801,658.	$ 13,531,008	13,531,008

Total Repurchase Agreement (Cost $13,531,008)		13,531,008

Total Investments (Cost $2,811,930,553)		2,823,781,732
Net Other Assets (Liabilities) - (13.4)%		(334,468,551)

Net Assets - 100.0%		$ 2,489,313,181

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,474,715,389	$—	$—	$2,474,715,389
Other Investment Company	335,535,335	—	—	335,535,335
Repurchase Agreement	—	13,531,008	—	13,531,008

Total Investments	$2,810,250,724	$13,531,008	$—	$2,823,781,732

Transamerica Series Trust	Page 1

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2020	Shares as of September 30, 2020	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$36,576,152	$—	$—	$—	$(4,386,582)	$32,189,570	674,838	$114,846	$—
DeltaShares® S&P 500 Managed Risk ETF	159,287,240	—	(22,582,167)	3,306,642	(7,881,495)	132,130,220	2,215,608	876,142	—
DeltaShares® S&P 600 Managed Risk ETF	12,878,236	—	—	—	(1,984,378)	10,893,858	231,763	28,884	—
DeltaShares® S&P EM 100 & Managed Risk ETF	17,401,801	—	—	—	(1,054,705)	16,347,096	334,000	91,439	—
DeltaShares® S&P International Managed Risk ETF	76,318,566	—	(6,715,453)	205,196	(10,083,007)	59,725,302	1,346,681	378,957	—

Total	$302,461,995	$—	$(29,297,620)	$3,511,838	$(25,390,167)	$251,286,046	4,802,890	$1,490,268	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $351,508,183, collateralized by cash collateral of $335,535,335 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $23,075,850. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Managed Risk – Growth ETF VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 3